CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES:
Consolidated comprehensive loss	$ (4,133,000)	$ (3,088,000)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	297,000	229,000
Depreciation	152,000	402,000
Amortization of intangible assets	16,000	16,000
Gains from early termination of leases, net		(23,000)
Fair value (gains) losses on derivative financial instruments, recognition of day 1 loss and changes in royalty obligation	(1,269,000)	(7,108,000)
Issuance costs in respect of warrants		1,497,000
Warrants issued as fees under a market purchase Agreement	518,000
Exchange differences and revaluation of bank deposit	26,000	(4,000)
Total adjustments in respect of income and expenses not involving cash flow	(260,000)	(4,991,000)
Changes in assets and liability items:
Decrease (increase) in trade receivables	(2,811,000)	1,617,000
Increase (Decrease) in prepaid expenses and other receivables	94,000	(108,000)
Decrease in inventories	482,000	585,000
Decrease in accounts payable	(333,000)	(1,366,000)
Increase (Decrease) in accrued expenses and other liabilities	693,000	(631,000)
Increase in allowance for deductions from revenue	1,253,000	1,797,000
Total changes in assets and liability items	(622,000)	1,894,000
Net cash used in operating activities	(5,015,000)	(6,185,000)
INVESTING ACTIVITIES:
Purchase of fixed assets	(4,000)	(1,000)
Net cash provided by (used in) investing activities	(4,000)	(1,000)
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	3,448,000	8,263,000
Decrease in restricted cash		51,000
Payment of principal with respect to lease liabilities	(189,000)	(414,000)
Net cash provided by financing activities	3,259,000	7,900,000
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,760,000)	1,714,000
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	9,000	(6,000)
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF PERIOD	4,617,000	5,569,000
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF PERIOD	2,866,000	7,277,000
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	89,000	38,000
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	$ 10,000	28,000
Acquisition of right-of-use assets by means of lease liabilities		5,000
Decrease in lease liability (with corresponding decrease in right of use asset in amount of $166 in 2024, and $4,697 in 2023) resulting from early termination of lease.		$ 193,000